License Agreements	12 Months Ended
Dec. 31, 2022
License Agreement [Abstract]
LICENSE AGREEMENTS
10. LICENSE AGREEMENTS
Novartis
In November 2017, the Company entered into a collaboration and license agreement with Novartis (as amended, the “Collaboration Agreement”) for the research, development, manufacturing and commercialization of products using the Company’s gene-editing technology for the treatment of certain ophthalmic targets and sickle cell disease. On February 26, 2021, Homology received notice from Novartis that they had elected to terminate the Collaboration Agreement with the Company with respect to the remaining ophthalmic target under the Collaboration Agreement and as a result, the Company regained worldwide exclusive rights to this target. Accordingly, the notice served as notice of Novartis’ termination of the Collaboration Agreement in its entirety, which became effective on August 26, 2021.
The Company recognized revenue under the Collaboration Agreement over time using a cost-to-cost
method, which it believed best depicted the transfer of control to the customer. The delivery of the termination notice caused a change in the estimate of total costs to satisfy the single performance obligation under the Collaboration Agreement. The cumulative effect of revisions to the total estimated costs to complete the Company’s single performance obligation was recorded in the current period when the changes were identified and amounts could be reasonably estimated. As such, the Company recognized a cumulative effect adjustment of approximately $26.9 million in collaboration revenue during the year ended December 31, 2021.
As the Collaboration Agreement terminated in 2021, there was no revenue recorded in the year ended December 31, 2022. During the year ended December 31, 2021, the Company recognized revenue under the Collaboration Agreement of $30.8 million, of which $30.2 million was included in deferred revenue at the beginning of 2021. As of December 31, 2022 and 2021, there was no deferred revenue related to the Collaboration Agreement. There was no accounts receivable or deferred revenue on the Company’s consolidated balance sheets related to the Collaboration Agreement in either period presented.
City of Hope
In April 2016, the Company entered into an exclusive license agreement with City of Hope, or COH, an academic research and medical center. COH granted the Company an exclusive, sublicensable, worldwide license, or the COH License, to certain AAV vector-related patents and know-how
owned by COH to develop, manufacture, use and commercialize products and services covered by such patents and know-how
in any and all fields.
The Company is required to pay an annual license fee of $25,000, reimburse COH for patent costs incurred, pay amounts up to $3.2 million upon the achievement of certain development and commercialization milestones for each product under the license, pay royalties on future sales in the low single-digits and royalties on sublicense revenue in the low double-digits, if any. Other than the annual license fee, there were no payments to COH in 2021 or 2022. In January 2023, the Company paid $50,000 to COH upon dosing the first patient in the pheEDIT Phase 1 clinical trial.
On August 6, 2021, the Company received notice from COH that it did not accomplish at least one of the partnering milestones by the applicable deadline, as set forth in the COH License. This notice does not affect the Company’s exclusive license in the field of mammalian therapeutics, including all human therapeutics, associated diagnostics, and target validation, or the Mammalian Therapeutic Field, where the Company retains exclusive rights. Instead, the notice served as written notice that the exclusive license granted pursuant to the COH License in all fields except the Mammalian Therapeutic Field converted from exclusive to non-exclusive
effective as of September 20, 2021, which was forty-five days from the receipt of notice. In connection with the conversion, any royalty obligations and sublicensee fees relating to fields outside of the Mammalian Therapeutic Field shall be reduced by a certain percentage. This change to the Company’s exclusive worldwide license with COH does not impact any of its current therapeutic product candidates in development, including
HMI-102,
HMI-103,
HMI-203,
HMI-204
and
HMI-104,
nor will it impact any potential future therapeutic product development candidates.
California Institute of Technology
In September 2016, the Company entered into a
co-exclusive
license agreement with the California Institute of Technology (“Caltech”), an academic research institute. The license term extends until the expiration, revocation, invalidation or unenforceability of the licensed patent rights. The Company is required to pay an annual minimal royalty fee of $20,000, reimburse for patent costs incurred, pay an amount up to $7.2 million upon the achievement of certain development and regulatory milestones and pay royalties on future sales in the low single-digits and royalties on sublicense revenue in the mid to high single-digits, if any. As of the date of this Annual Report, the Caltech technology is not utilized in any of the Company’s current therapeutic product candidates in development and the Company’s ongoing efforts with respect to the Caltech agreement are primarily focused on sublicensing the
AAV-related
patents owned by Caltech.